UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza, Suite 1707
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     January 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $209,234 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     7534   178350 SH       SOLE                   178350        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      526     4504 SH       SOLE                     4504        0        0
ISHARES TR                     S&P 500 INDEX    464287200     9190    72956 SH       SOLE                    72956        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1214    31986 SH       SOLE                    31986        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2164    43692 SH       SOLE                    43692        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     3997    92091 SH       SOLE                    92091        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     7109   101244 SH       SOLE                   101244        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    11169   175946 SH       SOLE                   175946        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1886    28737 SH       SOLE                    28737        0        0
ISHARES TR                     RUSL 2000 GROW   464287648     7972    94647 SH       SOLE                    94647        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     7426    68602 SH       SOLE                    68602        0        0
ISHARES TR                     BARCLYS GOVT CR  464288596     1692    14861 SH       SOLE                    14861        0        0
ISHARES TR                     BARCLYS INTER CR 464288638     1146    10695 SH       SOLE                    10695        0        0
ISHARES TR                     US PFD STK IDX   464288687     8447   237137 SH       SOLE                   237137        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1805    42283 SH       SOLE                    42283        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747    13662   133926 SH       SOLE                   133926        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     3258   121377 SH       SOLE                   121377        0        0
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779     1090    42034 SH       SOLE                    42034        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769     4410   185208 SH       SOLE                   185208        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     8470   151709 SH       SOLE                   151709        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870      892    16045 SH       SOLE                    16045        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     8037   330187 SH       SOLE                   330187        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607     1463    22712 SH       SOLE                    22712        0        0
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     1101    18980 SH       SOLE                    18980        0        0
SPDR SERIES TRUST              BRCLYS INTER ETF 78464A672      432     7083 SH       SOLE                     7083        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      712     8808 SH       SOLE                     8808        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      442     6337 SH       SOLE                     6337        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      573    14996 SH       SOLE                    14996        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858      920    30031 SH       SOLE                    30031        0        0
WISDOMTREE INVTS INC           COM              97717P104       91    15000 SH       SOLE                    15000        0        0
WISDOMTREE TRUST               FUTRE STRAT FD   97717W125     3242    71673 SH       SOLE                    71673        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133    13195   669815 SH       SOLE                   669815        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     5403   130697 SH       SOLE                   130697        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     7115   138768 SH       SOLE                   138768        0        0
WISDOMTREE TRUST               LRGECP VALUE FD  97717W547     2150    52366 SH       SOLE                    52366        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    14992   298011 SH       SOLE                   298011        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    28500   528271 SH       SOLE                   528271        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760     8774   200633 SH       SOLE                   200633        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     7033   163365 SH       SOLE                   163365        0        0